UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                         Washington, DC 20549

                                               FORM N-Q

                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                    MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-89395

                                  Third Avenue Variable Series Trust
                                  ----------------------------------
                          (Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY                                10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

    W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: December  31, 2004
                         ------------------

Date of reporting period: September 30, 2004
                          ------------------


     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940 is as follows:


                                             THIRD AVENUE VARIABLE SERIES TRUST
                                                THIRD AVENUE VALUE PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                   AT SEPTEMBER 30, 2004
                                                        (UNAUDITED)

                                     PRINCIPAL                                                                              % OF
                                     AMOUNT ($)   ISSUES                                                          VALUE   NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 1.18%
Building & Construction               2,000,000   USG Corp., 9.25%, due 9/15/01 (a) (b) *                  $  2,258,000
                                      1,500,000   USG Corp., 8.50%, due 8/01/05 (a) *                         1,672,500
                                                                                                           ------------
                                                                                                              3,930,500        1.12%
                                                                                                           ------------

Consumer Products                        73,000   Home Products International, Inc., 9.625%, due 05/15/08        61,685        0.02%
                                                                                                           ------------

Real Estate                             129,000   Brookfield Homes Corp., 12.00%, due 06/30/20                  133,515        0.04%
                                                                                                           ------------

                                                  TOTAL CORPORATE BONDS                                       4,125,700
                                                  (Cost $2,736,648)                                        ------------

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.99%
U.S. Treasury Notes                  14,000,000   U.S. Treasury Note, 2.125%, due 10/31/04                   14,009,856        3.99%
                                                                                                           ------------

                                                  Total U.S. Government Obligations                          14,009,856
                                                  (Cost $14,000,964)                                       ------------

                                     SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.46%
Real Estate Investment                   61,500   CRT Properties, Inc. 8.50%                                  1,620,525        0.46%
Trusts                                                                                                     ------------

                                                  TOTAL PREFERRED STOCK                                       1,620,525
                                                  (Cost $1,537,500)                                        ------------

------------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 91.64%
Agriculture Chemicals                   140,200   Agrium, Inc. (Canada)                                       2,489,952        0.71%
                                                                                                           ------------

Auto Parts                              182,400   Superior Industries International, Inc.                     5,462,880        1.56%
                                                                                                           ------------

Business Development                    506,550   Brascan Corp. Class A (Canada)                             15,297,810
& Investment Companies                  690,000   Hutchison Whampoa, Ltd. (Hong Kong)                         5,397,503
                                          9,200   Hutchison Whampoa, Ltd. Rights (Hong Kong)                          0
                                        430,000   Investor AB Class A (Sweden)                                4,547,952
                                         42,500   Leucadia National Corp.                                     2,407,625
                                                                                                           ------------
                                                                                                             27,650,890        7.88%
                                                                                                           ------------

Cable Television Equipment              268,000   CommScope, Inc. (a)                                         5,788,800        1.65%
                                                                                                           ------------

Consumer Products                       338,700   Industrias Bachoco, S.A. ADR (Mexico)                       3,864,567
                                        381,496   JAKKS Pacific, Inc. (a)                                     8,774,408
                                        163,900   K-Swiss, Inc. Class A                                       3,155,075
                                        276,800   Russ Berrie & Co., Inc.                                     5,577,520
                                                                                                           ------------
                                                                                                             21,371,570        6.09%
                                                                                                           ------------

Defense Electronics                      42,500   Herley Industries, Inc. (a)                                   794,325        0.23%
                                                                                                           ------------

Depository Institutions                 252,900   Brookline Bancorp, Inc.                                     3,962,943
                                        392,400   NewAlliance Bancshares, Inc.                                5,630,940
                                                                                                           ------------
                                                                                                              9,593,883        2.73%
                                                                                                           ------------

Electronics                             213,500   American Power Conversion Corp. (a)                         3,712,765
                                         28,300   Analogic Corp.                                              1,179,827
                                        456,000   AVX Corp.                                                   5,403,600
                                         42,500   Bel Fuse, Inc. Class A                                      1,192,125
                                        196,600   Bel Fuse, Inc. Class B                                      6,503,528
                                        133,022   Hutchinson Technology, Inc. (a)                             3,555,678
                                        152,700   KEMET Corp. (a)                                             1,235,343
                                      1,175,900   TriQuint Semiconductor, Inc. (a)                            4,586,010
                                        415,000   Vishay Intertechnology, Inc. (a)                            5,353,500
                                                                                                           ------------
                                                                                                             32,722,376        9.32%
                                                                                                           ------------

Energy/Services                         204,600   Smedvig ASA Class A (Norway)                                2,674,708
                                          6,300   Tidewater, Inc.                                               205,065
                                        214,200   Willbros Group, Inc. (a) (Panama)                           3,193,722
                                                                                                           ------------
                                                                                                              6,073,495        1.73%
                                                                                                           ------------

Financial Insurance                      25,300   MBIA, Inc.                                                  1,472,713        0.42%
                                                                                                           ------------

Financial Services                       30,000   CIT Group, Inc.                                             1,121,700        0.32%
                                                                                                           ------------

Healthcare Services                      98,085   AMN Healthcare Services, Inc. (a)                           1,172,116
                                        284,000   Cross Country Healthcare, Inc. (a)                          4,402,000
                                                                                                           ------------
                                                                                                              5,574,116        1.59%
                                                                                                           ------------

Industrial Equipment                    214,300   Alamo Group, Inc.                                           4,009,553
                                         83,000   Lindsay Manufacturing Co.                                   2,226,890
                                        142,500   Trinity Industies, Inc.                                     4,441,725
                                                                                                           ------------
                                                                                                             10,678,168        3.04%
                                                                                                           ------------

Industrial                              375,000   Toyota Industries Corp. (Japan)                             8,523,114        2.43%
                                                                                                           ------------

Insurance & Reinsurance
                                        128,100   Arch Capital Group, Ltd. (a) (Bermuda)                      4,988,214
                                      2,970,000   BRIT Insurance Holdings PLC (United Kingdom)                3,896,439
                                         87,278   Radian Group, Inc.                                          4,034,862
                                        175,000   Safety Insurance Group, Inc.                                3,890,250
                                                                                                           ------------
                                                                                                             16,809,765        4.79%
                                                                                                           ------------

Investment Companies                    380,000   Guoco Group, Ltd. (Hong Kong)                               3,228,371        0.92%
                                                                                                           ------------

Life Insurance                          538,500   The Phoenix Companies, Inc.                                 5,611,170        1.60%
                                                                                                           ------------

Medical Supplies                        170,000   Sankyo Co., Ltd. (Japan)                                    3,593,885        1.02%
& Services                                                                                                 ------------

                                             THIRD AVENUE VARIABLE SERIES TRUST
                                                THIRD AVENUE VALUE PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                   AT SEPTEMBER 30, 2004
                                                        (UNAUDITED)

                                     PRINCIPAL                                                                              % OF
                                     AMOUNT ($)   ISSUES                                                          VALUE   NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Natural Resources &                      28,760   Brookfield Homes Corp.                                        757,826
Real Estate                             143,800   Brookfield Properties Corp. (Canada)                        4,638,988
                                         42,500   Deltic Timber Corp.                                         1,691,075
                                        131,050   Forest City Enterprises, Inc. Class A                       7,220,855
                                        123,800   LNR Property Corp.                                          7,664,458
                                         18,000   Tejon Ranch Co. (a)                                           677,700
                                        111,300   The St. Joe Co.                                             5,316,801
                                         95,600   Wellsford Real Properties, Inc. (a)                         1,448,340
                                                                                                           ------------
                                                                                                             29,416,043        8.38%
                                                                                                           ------------

Non-Life Insurance                      168,100   Millea Holdings, Inc. ADR (Japan)                          10,803,787        3.08%
                                                                                                           ------------

Oil Services                            123,500   EnCana Corp. (Canada)                                       5,718,050
                                        120,000   Nabors Industries, Ltd. (a) (Bermuda)                       5,682,000
                                         70,000   Pogo Producing Co.                                          3,321,500
                                         21,400   Whiting Petroleum Co. (a)                                     650,560
                                                                                                           ------------
                                                                                                             15,372,110        4.38%
                                                                                                           ------------

Pharmaceutical Services                 218,800   PAREXEL International Corp. (a)                             4,288,480
                                         30,000   Pharmaceutical Product Development, Inc. (a)                1,080,000
                                                                                                           ------------
                                                                                                              5,368,480        1.53%
                                                                                                           ------------

Real Estate                             307,287   Catellus Development Corp.                                  8,146,178
Investment Trusts                       107,500   CRT Properties, Inc.                                        2,305,875
                                        107,700   Prime Group Realty Trust (a)                                  613,890
                                         34,523   ProLogis                                                    1,216,591
                                         32,600   Vornado Realty Trust                                        2,043,368
                                                                                                           ------------
                                                                                                             14,325,902        4.08%
                                                                                                           ------------

Real Estate                              39,900   Jones Lang LaSalle, Inc. (a)                                1,317,099
Management                              222,799   The Keith Companies, Inc. (a)                               3,319,705
                                        378,100   Trammell Crow Co. (a)                                       5,943,732
                                                                                                           ------------
                                                                                                             10,580,536        3.01%
                                                                                                           ------------

Retail                                   99,600   Kmart Holding Corp. (a)                                     8,712,012
                                        206,829   The Dress Barn, Inc. (a)                                    3,609,166
                                                                                                           ------------
                                                                                                             12,321,178        3.51%
                                                                                                           ------------

Securities Brokers,                     877,600   Instinet Group, Inc. (a)                                    4,414,328
Dealers & Floatation                    173,550   Legg Mason, Inc.                                            9,245,009
Companies                               187,590   SWS Group, Inc.                                             3,016,447
                                         55,047   Westwood Holdings Group, Inc.                               1,011,764
                                                                                                           ------------
                                                                                                             17,687,548        5.04%
                                                                                                           ------------

Semiconductor                           150,000   Applied Materials, Inc. (a)                                 2,473,500
Equipment Manufacturers                  76,900   Coherent, Inc. (a)                                          1,994,786
& Related                               714,200   Credence Systems Corp. (a)                                  5,142,240
                                        191,500   Electro Scientific Industries, Inc. (a)                     3,322,525
                                         74,238   FSI International, Inc. (a)                                   310,315
                                                                                                           ------------
                                                                                                             13,243,366        3.77%
                                                                                                           ------------

Telecommunications                      361,151   Comverse Technology, Inc. (a)                               6,800,473
                                        188,600   MCI, Inc.                                                   3,159,050
                                        481,695   Sycamore Networks, Inc. (a)                                 1,820,807
                                        727,100   Tellabs, Inc. (a)                                           6,682,049
                                        141,587   Ulticom, Inc. (a)                                           2,091,240
                                                                                                           ------------
                                                                                                             20,553,619        5.85%
                                                                                                           ------------

Utilities & Utility Service             571,400   Quanta Services, Inc. (a)                                   3,456,970        0.98%
Companies                                                                                                  ------------

                                                  TOTAL COMMON STOCKS                                       321,690,712
                                                  (Cost $245,853,042)                                      ------------

                                     PRINCIPAL
                                     AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
Short Term Investments - 2.39%
Repurchase Agreements                 8,407,848   Bear Stearns, 1.75%, due 10/01/04 (c)                       8,407,848        2.39%
                                                                                                           ------------
                                                  TOTAL SHORT TERM INVESTMENTS
                                                  (Cost $8,407,848)                                           8,407,848
                                                                                                           ------------
                                                  TOTAL INVESTMENT PORTFOLIO - 99.66%                       349,854,641
                                                                                                           ------------
                                                  (Cost $272,536,002)
                                                  CASH & OTHER ASSETS LESS
                                                  LIABILITIES - 0.34%                                         1,190,063
                                                                                                           ------------
                                                  NET ASSETS - 100.00%                                     $351,044,704
                                                                                                           ============



Notes:

(a)  Non-income producing securities.

(b)  Restricted / fair valued securities.

(c)  Repurchase agreement collateralized by:
     U.S. Treasury Bonds, par value $5,750,000, mature 04/15/28, value $8,637,352

     *    Issuer in default.

ADR: American Depository Receipt.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) On June 3, 2004, Michael T. Carney resigned as the Trust's Chief Financial Officer. On that same date, the Board of Trustees of the Trust acknowledged that Julie A. Smith would serve as the Trust's principal financial officer pending the appointment of a permanent replacement for Mr. Carney. On September 9, 2004, the Board of Trustees appointed Vincent Dugan as Chief Financial Officer and Principal Financial Officer. The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): Third Avenue Variable Series Trust
              ----------------------------------

By: /s/ David M. Barse
   -------------------

Title: Principal Executive Officer
       ---------------------------

Date: October 29, 2004
      ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant): Third Avenue Variable Series Trust
              ----------------------------------

By: /s/ David M. Barse
    ------------------

Title: Principal Executive Officer
       ---------------------------

Date: October 29, 2004
      ----------------


By:    /s/ Vincent Dugan
       -----------------
Title: Principal Financial Officer
       ---------------------------
Date:  October 29,  2004
       -----------------